RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 16:-	RELATED PARTY BALANCES AND TRANSACTIONS

The Company carries out transactions with related parties as detailed below.  Until November 2013, the Company's principal shareholder was also the principal shareholder of an affiliated supplier.

One of the Company's customers, Nistec, became a related party in November 2013. The Company sells products to Nistec, pays management fees to Nistec, purchases certain services from Nistec and shares certain expenses with Nistec, for services that it acquires jointly with Nistec. The Company's transactions with its related parties were carried out on an arm's-length basis.

a.	Balances with related parties:

	December 31,
	2015	2014
	US Dollars in thousands

Trade accounts receivable	173	74
Trade accounts payable	37	32

b.	Transactions with related parties:

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Revenues	644	370	6
Cost of revenues (*)	-	-	3,402

Selling, general and administrative expenses	340	339	52

Insurance Expenditures - the Company may share with Nistec costs of insurance consulting and insurance premiums in the event the Company determines that a joint insurance policy with Nistec reduces the Company’s costs as compared to purchasing insurance separately. Insurance expenditures will be divided between the Company and Nistec as follows: (i) insurance consulting services costs will be divided in proportion to the insurance premiums paid by the Company and Nistec in the preceding year; (ii) the joint insurance premiums will be divided in proportions indicated by the insurer for each of the Company and Nistec, had they purchased the insurance separately. The Company will solicit updated insurance proposals at least bi-annually. The decision to enter into such a joint insurance policy with Nistec will be subject to the approval of the Audit Committee and the Board of Directors of Parent.

Employees Social Activities - the Company may purchase social activities for the benefit of its employees together with Nistec. The cost of such activities will be divided between the Company and Nistec in accordance with the ratio of the number of Company's employees and Nistec employees to whom the applicable activity was directed, regardless of actual participation.

Marketing Activities - the Company may purchase services together with Nistec. Marketing costs will be divided between the Company and Nistec as follows: (i) to the extent the portion of the marketing material applicable to the Company can be quantified, costs will be divided accordingly; (ii) in the event that such costs cannot be quantified, each of Nistec and the Company will bear 50% of the marketing costs.

(*)	The Company's purchases from such supplier accounted for 23.1% of its raw material costs in 201